DISCONTINUED OPERATIONS: - Financial results (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating expenses:
Assets impairment charges	$ 1,129
Income from discontinued operations, net of income taxes	36,480	$ 51,244
Desktop business | Spin-off
Financial results of our discontinued operations
Revenue	106,957	153,660
Cost of revenue	10,344	11,410
Gross profit	96,613	142,250
Operating expenses:
Research and development	17,632	18,024
Sales and marketing	34,887	63,328
General and administrative	1,129	2,248
Assets impairment charges	1,129
Total operating expenses	54,777	83,600
Income from discontinued operations	41,836	58,650
Financial expenses, net	37	35
Income from discontinued operations before income taxes	41,799	58,615
Income taxes	5,262	7,322
Share in losses of affiliated company	57	49
Income from discontinued operations, net of income taxes	$ 36,480	$ 51,244